Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Current tax expense	$ 101,950	$ 46,948	$ 52,670
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(60,616)	927	(1,537)
Income tax expense allocated to continuing operations	41,334	47,875	51,133
Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	49	68	25
Total	41,383	47,943	51,158
Ireland
Current tax expense:
Current tax expense	18,469	28,963	35,955
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	553	1,654	2,833
United States
Current tax expense:
Current tax expense	35,478	3,022	5,073
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(52,717)	4,577	(3,502)
Other
Current tax expense:
Current tax expense	48,003	14,963	11,642
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	$ (8,452)	$ (5,304)	$ (868)